[LOGO]  FORUM
FINANCIAL GROUP

                                             May 21, 2003

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      North American Government Bond Fund, Inc.
         File Nos. 33-53598; 811-7292
         CIK: 0000893566

Ladies and Gentlemen:

         On behalf of North American Government Bond Fund, Inc. (the "Registrant"), and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated May 16, 2003 and the Statement of Additional Information also dated May 16, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on May 16, 2003, accession number 0001004402-03-000342.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.

                                             Sincerely,

                                             /s/ Dana A. Lukens

                                             Dana A. Lukens
                                             Forum Administrative Services, LLC

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TWO PORTLAND SQUARE    PORTLAND, MAINE 04101      TEL: 207-879-1900     FAX: 207-879-6050      WWW.FORUM-FINANCIAL.COM
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